Acquisitions and Dispositions - Summary of Contributed Revenue and Net Income (Loss) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Contributed Revenue And Net income (Loss) [Line Items]
Contributed revenue	$ 85,762
Net income (loss)	11,728
Verdant
Disclosure Contributed Revenue And Net income (Loss) [Line Items]
Contributed revenue	26,547
Net income (loss)	5,352
Bluma
Disclosure Contributed Revenue And Net income (Loss) [Line Items]
Contributed revenue	26,642
Net income (loss)	(8,382)
Cultivate
Disclosure Contributed Revenue And Net income (Loss) [Line Items]
Contributed revenue	29,279
Net income (loss)	14,944
Cure Penn
Disclosure Contributed Revenue And Net income (Loss) [Line Items]
Contributed revenue	2,966
Net income (loss)	(50)
Laurel Harvest
Disclosure Contributed Revenue And Net income (Loss) [Line Items]
Contributed revenue	328
Net income (loss)	$ (136)